Financial Liabilities - Repayment of U.S. Treasury and Export Development Canada Credit Facilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 24, 2011	Mar. 31, 2011	Dec. 31, 2010
Tranche B [Member]
Debt Instrument [Line Items]
Capitalized PIK on U.S. Treasury first lien credit facilities	$ 80
Tranche C [Member]
Debt Instrument [Line Items]
Capitalized PIK on U.S. Treasury first lien credit facilities	315	17	68
Decrease in outstanding amount of U.S. Treasury first lien credit facilities	$ 4